Retirement Plan	9 Months Ended
Sep. 30, 2013
Retirement Plan

Note 9. Retirement Plan

We offer a salary deferral 401(k) plan for our U.S. employees. The plan allows employees to contribute a percentage of their pretax earnings annually, subject to limitations imposed by the Internal Revenue Service. The plan also allows us to make a matching contribution, subject to certain limitations. To date, we have made no contributions to the plan.